Investment Securities - Fair Value and Unrealized Losses on AFS Securities (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value
Less Than 12 Months	$ 1,277,000	$ 140,000
12 Months or Longer	20,000	10,000
Total	1,297,000	150,000
Unrealized Losses
Less Than 12 Months	(26,000)	(2,000)
12 Months or Longer	(1,000)	0
Total	(27,000)	(2,000)
Unrealized losses on certain available-for-sale securities, less than	1,000	1,000
Accumulated Other comprehensive Income (loss), other than temporary impairment, not credit loss, net of tax, available-for sale, additions or reductions		0	$ 0
Certificates of deposit and commercial paper
Unrealized Losses
Available-for-sale Securities Pledged as Collateral		2,000
Bonds
Fair Value
Less Than 12 Months	1,258,000	134,000
12 Months or Longer	14,000	10,000
Total	1,272,000	144,000
Unrealized Losses
Less Than 12 Months	(26,000)	(2,000)
12 Months or Longer	0	0
Total	(26,000)	(2,000)
U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	102,000	0
12 Months or Longer		1,000
Total	102,000	1,000
Unrealized Losses
Less Than 12 Months	(1,000)	0
Total	(1,000)	0
Obligations of states, municipalities, and political subdivisions
Fair Value
Less Than 12 Months	69,000	27,000
12 Months or Longer	2,000	1,000
Total	71,000	28,000
Unrealized Losses
Less Than 12 Months	(1,000)	0
Total	(1,000)	0
Non-U.S. government and government sponsored entities
Fair Value
Less Than 12 Months	19,000
Total	19,000
Unrealized Losses
Less Than 12 Months	(1,000)
Total	(1,000)
Corporate debt
Fair Value
Less Than 12 Months	786,000	36,000
12 Months or Longer	7,000	6,000
Total	793,000	42,000
Unrealized Losses
Less Than 12 Months	(22,000)	(1,000)
12 Months or Longer	0
Total	(22,000)	(1,000)
Residential mortgage-backed securities (“RMBS”)
Fair Value
Less Than 12 Months	107,000	9,000
Total	107,000	9,000
Unrealized Losses
Less Than 12 Months	0	0
Total	0	0
Commercial mortgage-backed securities (“CMBS”)
Fair Value
Less Than 12 Months	104,000	16,000
12 Months or Longer	5,000	2,000
Total	109,000	18,000
Unrealized Losses
Less Than 12 Months	(1,000)	(1,000)
Total	(1,000)	(1,000)
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)
Fair Value
Less Than 12 Months	71,000	46,000
Total	71,000	46,000
Unrealized Losses
Less Than 12 Months	0	0
Total	0	0
Preferred stock
Fair Value
Less Than 12 Months	2,000
12 Months or Longer	6,000
Total	8,000
Unrealized Losses
Less Than 12 Months	0
12 Months or Longer	(1,000)
Total	(1,000)
Common Stock
Fair Value
Less Than 12 Months	16,000
Total	16,000
Unrealized Losses
Less Than 12 Months	0
Total	0
Other long-term investments
Fair Value
Less Than 12 Months	1,000	6,000
Total	1,000	6,000
Unrealized Losses
Less Than 12 Months	0	0
Total	$ 0	$ 0